STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Common Stock Class A Common Stock	Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Non-controlling Interests	Treasury Stock	Predecessor
Balance at Dec. 31, 2008									$ 436,637
Increase (Decrease) in Stockholders' Equity
Net income									74,881
Share-based compensation									1,111
Net contribution from Fifth Third Bank									140,648
Assumption of debt									(1,250,976)
Net assets and liabilities transferred to / assumed from Fifth Third Bank									(72,513)
Ending Balance at Jun. 30, 2009									(670,212)
Increase (Decrease) in Stockholders' Equity
Non-cash contribution (see Note 1)	1,165,896	1		577,989	(4,122)		592,028
Net income	14,587				(2,141)		16,728
Distribution to non-controlling interests	(17,841)						(17,841)
Ending Balance at Dec. 31, 2009	1,162,642	1		577,989	(6,263)		590,915
Increase (Decrease) in Stockholders' Equity
Net income	54,917				21,993		32,924
Distribution to non-controlling interests	(26,257)						(26,257)
Share-based compensation	3,411			1,737			1,674
Ending Balance at Dec. 31, 2010	1,194,713	1	1	579,726	15,730		599,256
Increase (Decrease) in Stockholders' Equity
Net income	16,360				8,879		7,481
Unrealized loss on hedging activities, net of tax	(7,902)					(2,486)	(5,416)
Distribution to non-controlling interests	(2,792)						(2,792)
Share-based compensation	1,393			709			684
Ending Balance at Jun. 30, 2011	1,201,772		1	580,435	24,609	(2,486)	599,213
Balance at Dec. 31, 2010	1,194,713	1	1	579,726	15,730		599,256
Increase (Decrease) in Stockholders' Equity
Net income	84,810				36,240		48,570
Unrealized loss on hedging activities, net of tax	(23,929)					(9,514)	(14,415)
Distribution to non-controlling interests	(2,848)						(2,848)
Share-based compensation	2,974			1,515			1,459
Ending Balance at Dec. 31, 2011	1,255,720	1	1	581,241	51,970	(9,514)	632,022
Increase (Decrease) in Stockholders' Equity
Net income	4,650				4,592		58
Distribution to non-controlling interests	(22,538)						(22,538)
Share-based compensation	17,492			10,482			7,010
Ending Balance at Jun. 30, 2012	$ 1,369,935		$ 1	$ 669,008	$ 16,476		$ 698,495	$ (14,045)